Reverse Recapitalization - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 19, 2023	Dec. 31, 2023
Reverse Recapitalization
Assets recorded at Merger, Goodwill and Intangible assets	$ 0
Transaction costs related to business combination		$ 7,595
Outstanding shares prior to merger, converted during Merger	804,194
Common stock earnout shares		2,400,000
Market price		$ 12.50
Revenue from earnout provision		$ 68,500